CONVERTIBLE NOTES PAYABLE, SENIOR SECURED (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 12, 2024	Dec. 26, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Jul. 31, 2022	Mar. 31, 2024	May 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Feb. 14, 2024
Short-Term Debt [Line Items]
Amortized debt discount										$ 2,310,860	$ 302,049
Amortization of debt discount premium										(2,310,860)	(302,049)
The 2022 Offering [Member]
Short-Term Debt [Line Items]
Debt instrument Principal amount				$ 4,230,000		$ 4,230,000
Debt discount				2,870,000		2,870,000
Fair value of warrants				1,578,000		1,578,000
Common stock issued						315,000
Professional fees						555,414
Amortized debt discount						302,000
Amortization of debt discount premium						(302,000)
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Fair value of warrants				1,470,000		1,470,000
New issues of common stock			9,598					10,608
Common stock issued			$ 26,000	315,000				$ 18,000
Direct legal and professional fees				555,414
Placement Agent Warrants [Member]
Short-Term Debt [Line Items]
Fair value of warrants				219,894		219,894
Common Stock [Member]
Short-Term Debt [Line Items]
Term years					5 years
Common Stock [Member] | The 2022 Offering [Member]
Short-Term Debt [Line Items]
Professional fees						271,000
Warrant [Member] | The 2022 Offering [Member]
Short-Term Debt [Line Items]
Fair value of warrants				1,470,000		1,470,000
Warrant [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Direct legal and professional fees				271,000
Warrant [Member] | Placement Agent Warrants [Member]
Short-Term Debt [Line Items]
Fair value of warrants				$ 108,000		$ 108,000
Prefunded Warrants [Member]
Short-Term Debt [Line Items]
Exercisable per share	$ 0.001				$ 0.001
New issues of common stock					300,073
Prefunded Warrants [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
New issues of common stock	9,782
Warrant Shares [Member]
Short-Term Debt [Line Items]
Warrants to purchase of shares				425,555		425,555
Exercisable per share				$ 9.94		$ 9.94
Term years				5 years		5 years
New issues of common stock				63,834
Warrant Shares [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrants to purchase of shares				425,562		425,562
New issues of common stock				63,842
Placement Agent Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase of shares			6,565	31,510		31,510
Exercisable per share			$ 10.06	$ 10.06		$ 10.06
Term years			5 years	5 years		5 years
Fair value of warrants			$ 13,000
Notes 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument Principal amount				$ 4,230,000		$ 4,230,000
Cash proceeds						3,525,000
Debt discount				$ 705,000		$ 705,000
Interest rate				10.00%		10.00%						95.00%
Conversion price				$ 9.14		$ 9.14						$ 0.50
Amortized debt discount							$ (46,965)		$ (710,897)	1,857,000
Amortized debt discount							4,211,720		4,211,720	4,230,000	4,230,000
Unamortized debt discount										710,897	2,567,508
Net amount							4,211,720		4,211,720	3,519,103	1,662,492
Amortization of debt discount premium							46,965		710,897	(1,857,000)
Unamortized debt discount										(710,897)	(2,567,508)
Notes 2022 [Member] | The 2022 Offering [Member]
Short-Term Debt [Line Items]
Debt discount				$ 705,000		$ 705,000
Notes 2022 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Exercisable per share												0.50
Notes 2022 [Member] | Prefunded Warrants [Member]
Short-Term Debt [Line Items]
Exercisable per share												$ 0.000125
Officer And Director Notes [Member]
Short-Term Debt [Line Items]
Debt instrument Principal amount										$ 96,000	$ 96,000
Senior Secured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument Principal amount		$ 18,280
New issues of common stock		2,000